Financial Assets Measured at Amortized Cost - Schedule of Other Receivables (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Receivables [Abstract]
Receivables - related parties	[1]	R$ 17,556	R$ 75,422
Compulsory deposits in Central Bank	[2]	2,803,568	1,834,088
Sundry receivables	[3]	783	1,500
Total		R$ 2,821,907	R$ 1,911,010

[1]	As of June 30, 2026, these amounts primarily relate to accounts receivable arising from the employee benefits prepaid card product for related companies.
[2]	Compulsory deposits are required by BACEN based on the amount of CDBs issued by PicPay Bank. These resources are remunerated at the Brazilian SELIC rate (special settlement and custody system of the BACEN).
[3]	Mainly related to receivables from government entities. The Group’s assessment is that there is no risk on the outstanding balances of its “Other receivables”.